Postretirement Benefits Other Comprehensive Income (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011 Canada Other Postretirement Benefits [Member]	Dec. 25, 2010 Canada Other Postretirement Benefits [Member]	Dec. 26, 2009 Canada Other Postretirement Benefits [Member]	Dec. 31, 2011 United States Postretirement Benefit Plans of US Entity, Defined Benefit [Member]	Dec. 25, 2010 United States Postretirement Benefit Plans of US Entity, Defined Benefit [Member]	Dec. 26, 2009 United States Postretirement Benefit Plans of US Entity, Defined Benefit [Member]	Dec. 31, 2011 Other Postretirement Benefits	Dec. 25, 2010 Other Postretirement Benefits	Dec. 26, 2009 Other Postretirement Benefits
Defined Benefit Plan Disclosure [Line Items]
Accumulated other comprehensive loss (income), at the beginning of the period		$ (53.7)	$ (30.0)		$ 1.2	$ 0.4		$ (52.5)	$ (29.6)
Deconsolidation of Brewers' Retail Inc			0			0			0
Amortization of prior service costs	3.7	3.8	3.6	2.5	0	0	0	3.8	3.6	2.5
Amortization of net actuarial loss	(0.2)	3.5	0.1	0.9	(0.1)	0	0	3.4	0.1	0.9
Current year actuarial loss (gain)		24.9	(29.3)		0	0.8		24.9	(28.5)
Amendments			0			0			0
Foreign currency exchange rate change		(4.2)	1.9		0	0		(4.2)	1.9
Accumulated other comprehensive loss (income), at the end of the period		$ (25.7)	$ (53.7)	$ (30.0)	$ 1.1	$ 1.2	$ 0.4	$ (24.6)	$ (52.5)	$ (29.6)